Concentrations	12 Months Ended
Jun. 30, 2024
Concentrations [Abstract]
CONCENTRATIONS

NOTE 15 — CONCENTRATIONS

A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance. For the years ended June 30, 2024, 2023 and 2022, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues excluding the intercompany transaction were derived from its subsidiaries located in the PRC.

As of June 30, 2024 and 2023, $4,318,682 and $5,713,265 of the Company’s cash and restricted cash was on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. As of June 30, 2024 and 2023, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues excluding the intercompany transaction were derived from its subsidiaries located in the PRC.

For the years ended June 30, 2024, 2023 and 2022, no single customer accounted for more than 10% of the Company’s total revenue. The Company’s top 10 customers aggregately accounted for 24.1% and 26.7% of the total revenue for the year ended June 30, 2024 and 2023, respectively.

As of June 30, 2024 and 2023, no customer accounted for more than 10% of the total accounts receivable balance.

As of June 30, 2024 and 2023, 2 and nil suppliers accounted for 10% or more of the total advance to suppliers balance.

As of June 30, 2024 and 2023, no single supplier accounted for more than 10% of the total accounts payable balance.

For the years ended June 30, 2024, 2023 and 2022, no single supplier accounted for more than 10% of the Company’s total purchases.